Subsequent events	12 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent events
29.	Subsequent events

(1)	Sale of buildings and premises at the Gotenyama Technology Center

On April 30, 2014, Sony sold buildings and premises at the Gotenyama Technology Center with a total sales price of 23,163 million yen. Sony expects to recognize a gain on sale totaling 14,776 million yen in other operating (income) expense, net in the consolidated statements of income and will include proceeds from the sales of fixed assets within investing activities of the consolidated statements of cash flows for the first quarter of the fiscal year ending March 31, 2015.

(2)	Sale of PC business

On May 2, 2014, Sony entered into agreements to sell its PC business and certain related assets to VAIO Corporation, to be established by JIP, with a targeted closing date of July 1, 2014. Although Sony expects to continue to incur certain costs related to exiting the PC business, no further significant gain or loss is expected to be recorded as a direct result of the sale. Refer to Note 25.